Financial risk management - Summary Of Group Determines Its Level Of Risk (Detail)	Dec. 31, 2025	Dec. 31, 2024
Global [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	23.87%	23.31%
Latin America [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Latin America [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	22.47%	22.32%
Sovereigns [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Sovereigns [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	25.00%	26.56%
Bottom of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.05%	0.05%
Bottom of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.12%	0.12%
Bottom of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.08%	0.08%
Bottom of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Top of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.11%	0.11%
Top of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	2.02%	2.03%
Top of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	2.98%	3.03%
Top of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	1.71%	1.78%